T. ROWE PRICE EQUITY INDEX 500 FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 10.7%

Diversified Telecommunication Services 2.1%
AT&T	9,215,907	268,644
CenturyLink (1)	1,237,879	11,710
Verizon Communications	5,217,660	280,345
		560,699
Entertainment 2.1%
Activision Blizzard	969,632	57,674
Electronic Arts (2)	368,357	36,898
Fox, Class A	434,090	10,258
Fox, Class B	205,498	4,702
Live Nation Entertainment (1)(2)	178,351	8,108
Netflix (2)	552,893	207,611
Take-Two Interactive Software (2)	142,784	16,936
Walt Disney	2,273,885	219,657
		561,844
Interactive Media & Services 5.2%
Alphabet, Class A (2)	378,008	439,226
Alphabet, Class C (2)	377,073	438,464
Facebook, Class A (2)	3,035,974	506,401
Twitter (1)(2)	979,443	24,055
		1,408,146
Media 1.2%
Charter Communications, Class A (2)	197,804	86,304
Comcast, Class A	5,727,369	196,907
Discovery, Class A (1)(2)	200,149	3,891
Discovery, Class C (2)	404,431	7,094
DISH Network, Class A (2)	324,024	6,477
Interpublic Group	490,733	7,945
News, Class A	470,468	4,222
News, Class B (1)	154,124	1,386
Omnicom Group (1)	274,688	15,080

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)
ViacomCBS, Class B	683,956	9,582
		338,888
Wireless Telecommunication Services 0.1%
T-Mobile US (2)	399,372	33,507
		33,507
Total Communication Services		2,903,084
CONSUMER DISCRETIONARY 9.8%
Auto Components 0.1%
Aptiv	322,069	15,859
BorgWarner	261,347	6,369
		22,228
Automobiles 0.2%
Ford Motor	4,912,684	23,728
General Motors	1,586,234	32,962
Harley-Davidson (1)	195,280	3,697
		60,387
Distributors 0.1%
Genuine Parts	183,300	12,342
LKQ (2)	387,874	7,955
		20,297
Diversified Consumer Services 0.0%
H&R Block (1)	247,113	3,479
		3,479
Hotels, Restaurants & Leisure 1.5%
Carnival	506,970	6,677
Chipotle Mexican Grill (2)	32,261	21,112
Darden Restaurants	155,171	8,451
Hilton Worldwide Holdings	355,974	24,292
Las Vegas Sands	426,337	18,106
Marriott International, Class A	342,342	25,611
McDonald's	950,094	157,098
MGM Resorts International	651,789	7,691
Norwegian Cruise Line Holdings (2)	265,253	2,907
Royal Caribbean Cruises (1)	217,562	6,999

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Starbucks	1,489,937	97,948
Wynn Resorts	122,287	7,360
Yum! Brands	381,583	26,150
		410,402
Household Durables 0.3%
D. R. Horton	423,047	14,384
Garmin	182,272	13,663
Leggett & Platt	166,564	4,444
Lennar, Class A	353,095	13,488
Mohawk Industries (2)	75,239	5,736
Newell Brands	482,289	6,405
NVR (2)	4,382	11,258
PulteGroup	322,412	7,196
Whirlpool	79,990	6,863
		83,437
Internet & Direct Marketing Retail 4.2%
Amazon. com (2)	525,413	1,024,408
Booking Holdings (2)	52,805	71,040
eBay	964,754	29,001
Expedia Group	176,301	9,920
		1,134,369
Leisure Products 0.0%
Hasbro	161,060	11,524
		11,524
Multiline Retail 0.5%
Dollar General	321,250	48,512
Dollar Tree (2)	298,570	21,936
Kohl's	198,161	2,891
Macy's (1)	385,242	1,891
Nordstrom (1)	133,556	2,049
Target	639,294	59,435
		136,714
Specialty Retail 2.2%
Advance Auto Parts	87,657	8,180
AutoZone (2)	30,060	25,431

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Best Buy	287,294	16,376
CarMax (1)(2)	207,443	11,167
Gap (1)	265,281	1,868
Home Depot	1,376,180	256,947
L Brands	289,541	3,347
Lowe's	966,976	83,208
O'Reilly Automotive (2)	95,451	28,735
Ross Stores	456,355	39,689
Tiffany	136,187	17,636
TJX	1,530,575	73,177
Tractor Supply	149,354	12,628
Ulta Beauty (2)	72,114	12,670
		591,059
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings (2)	189,049	2,040
Hanesbrands (1)	457,782	3,603
NIKE, Class B	1,571,975	130,065
PVH	93,841	3,532
Ralph Lauren	62,948	4,207
Tapestry	349,239	4,523
Under Armour, Class A (1)(2)	238,198	2,194
Under Armour, Class C (2)	245,942	1,982
VF	413,154	22,343
		174,489
Total Consumer Discretionary		2,648,385
CONSUMER STAPLES 7.8%

Beverages 1.9%
Brown-Forman, Class B (1)	229,857	12,759
Coca-Cola	4,864,740	215,265
Constellation Brands, Class A	211,314	30,294
Molson Coors Beverage, Class B	237,761	9,275
Monster Beverage (2)	481,617	27,096
PepsiCo	1,759,204	211,280
		505,969

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Food & Staples Retailing 1.7%
Costco Wholesale	557,350	158,917
Kroger	1,011,794	30,475
Sysco	643,697	29,372
Walgreens Boots Alliance	945,857	43,273
Walmart	1,789,674	203,343
		465,380
Food Products 1.3%
Archer-Daniels-Midland	702,309	24,707
Campbell Soup	213,116	9,838
Conagra Brands	613,957	18,014
Corteva	944,174	22,188
General Mills	762,497	40,237
Hershey	187,104	24,791
Hormel Foods (1)	350,802	16,361
JM Smucker	143,892	15,972
Kellogg	314,134	18,845
Kraft Heinz	785,708	19,438
Lamb Weston Holdings	184,271	10,522
McCormick	155,895	22,014
Mondelez International, Class A	1,816,466	90,969
Tyson Foods, Class A	372,401	21,551
		355,447
Household Products 1.9%
Church & Dwight	309,596	19,870
Clorox	158,333	27,431
Colgate-Palmolive	1,081,237	71,751
Kimberly-Clark	432,595	55,316
Procter & Gamble	3,146,166	346,078
		520,446
Personal Products 0.2%
Coty, Class A	368,508	1,901
Estee Lauder, Class A	280,768	44,738
		46,639

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tobacco 0.8%
Altria Group	2,356,808	91,138
Philip Morris International	1,962,875	143,211
		234,349
Total Consumer Staples		2,128,230
ENERGY 2.6%

Energy Equipment & Services 0.2%
Baker Hughes	822,505	8,637
Halliburton	1,110,992	7,610
Helmerich & Payne	135,205	2,116
National Oilwell Varco	488,328	4,800
Schlumberger	1,746,530	23,561
TechnipFMC	523,930	3,531
		50,255
Oil, Gas & Consumable Fuels 2.4%
Apache (1)	468,818	1,960
Cabot Oil & Gas	516,289	8,875
Chevron	2,385,503	172,853
Concho Resources	253,616	10,867
ConocoPhillips	1,384,302	42,636
Devon Energy	482,487	3,334
Diamondback Energy	203,949	5,343
EOG Resources	733,947	26,363
Exxon Mobil	5,337,917	202,681
Hess	326,752	10,881
HollyFrontier	187,923	4,606
Kinder Morgan	2,457,411	34,207
Marathon Oil	1,012,430	3,331
Marathon Petroleum	819,177	19,349
Noble Energy	596,312	3,602
Occidental Petroleum	1,126,999	13,051
ONEOK	521,143	11,366
Phillips 66	560,597	30,076
Pioneer Natural Resources	208,978	14,660
Valero Energy	518,075	23,500

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Williams	1,529,108	21,637
		665,178
Total Energy		715,433
FINANCIALS 10.9%

Banks 4.1%
Bank of America	10,213,315	216,829
Citigroup	2,754,293	116,011
Citizens Financial Group	548,437	10,316
Comerica	182,448	5,353
Fifth Third Bancorp	895,308	13,295
First Republic Bank	212,605	17,493
Huntington Bancshares	1,302,912	10,697
JPMorgan Chase	3,956,955	356,245
KeyCorp	1,242,612	12,886
M&T Bank	166,479	17,219
People's United Financial (1)	562,106	6,211
PNC Financial Services Group	552,869	52,921
Regions Financial	1,216,978	10,916
SVB Financial Group (2)	65,058	9,829
Truist Financial	1,691,872	52,177
U. S. Bancorp	1,793,714	61,794
Wells Fargo	4,855,499	139,353
Zions Bancorp (1)	215,748	5,773
		1,115,318
Capital Markets 2.6%
Ameriprise Financial	159,838	16,380
Bank of New York Mellon	1,058,727	35,658
BlackRock	148,821	65,477
Cboe Global Markets	139,861	12,483
Charles Schwab	1,442,344	48,492
CME Group	452,104	78,173
E*TRADE Financial	285,930	9,813
Franklin Resources	353,013	5,892
Goldman Sachs Group	402,204	62,177
Intercontinental Exchange	702,669	56,740

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Invesco	471,066	4,277
MarketAxess Holdings	47,845	15,912
Moody's	204,842	43,324
Morgan Stanley	1,469,602	49,966
MSCI	106,865	30,880
Nasdaq	144,755	13,744
Northern Trust	267,308	20,171
Raymond James Financial	155,760	9,844
S&P Global	308,332	75,557
State Street	458,743	24,437
T. Rowe Price Group (3)	294,804	28,788
		708,185
Consumer Finance 0.5%
American Express	846,504	72,469
Capital One Financial	587,548	29,624
Discover Financial Services	395,468	14,106
Synchrony Financial	712,039	11,457
		127,656
Diversified Financial Services 1.7%
Berkshire Hathaway, Class B (2)	2,467,715	451,172
		451,172
Insurance 2.0%
Aflac	926,029	31,707
Allstate	408,699	37,490
American International Group	1,097,522	26,615
Aon	295,385	48,750
Arthur J. Gallagher	235,315	19,181
Assurant	76,743	7,988
Chubb	571,982	63,885
Cincinnati Financial	191,683	14,462
Everest Re Group	51,450	9,900
Globe Life	126,090	9,075
Hartford Financial Services Group	454,703	16,024
Lincoln National	251,018	6,607
Loews	322,711	11,240

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Marsh & McLennan	636,855	55,062
MetLife	986,167	30,147
Principal Financial Group	326,835	10,243
Progressive	737,767	54,477
Prudential Financial	507,159	26,443
The Travelers Companies	325,633	32,352
Unum Group	259,762	3,899
W. R. Berkley	183,650	9,581
Willis Towers Watson	162,206	27,551
		552,679
Total Financials		2,955,010
HEALTH CARE 15.3%

Biotechnology 2.4%
AbbVie	1,865,664	142,145
Alexion Pharmaceuticals (2)	279,178	25,067
Amgen	749,616	151,970
Biogen (2)	227,644	72,022
Gilead Sciences	1,596,094	119,324
Incyte (2)	225,546	16,517
Regeneron Pharmaceuticals (2)	100,795	49,217
Vertex Pharmaceuticals (2)	324,418	77,195
		653,457
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	2,229,730	175,948
ABIOMED (2)	57,150	8,296
Align Technology (2)	90,481	15,739
Baxter International	644,238	52,306
Becton Dickinson & Company	341,209	78,400
Boston Scientific (2)	1,758,730	57,387
Cooper	62,542	17,241
Danaher	806,496	111,627
DENTSPLY SIRONA	280,595	10,896
Edwards Lifesciences (2)	263,130	49,632
Hologic (2)	338,289	11,874
IDEXX Laboratories (2)	108,223	26,216

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Intuitive Surgical (2)	145,864	72,233
Medtronic	1,691,006	152,495
ResMed	181,399	26,718
STERIS	106,961	14,971
Stryker	406,349	67,653
Teleflex	58,407	17,105
Varian Medical Systems (2)	114,676	11,773
Zimmer Biomet Holdings	259,489	26,229
		1,004,739
Health Care Providers & Services 2.9%
AmerisourceBergen	189,646	16,784
Anthem	320,035	72,661
Cardinal Health	369,000	17,690
Centene (2)	736,528	43,757
Cigna	471,109	83,471
CVS Health	1,641,282	97,377
DaVita (2)	113,501	8,633
HCA Healthcare	333,765	29,989
Henry Schein (2)	185,722	9,383
Humana	167,067	52,462
Laboratory Corp. of America Holdings (2)	122,500	15,483
McKesson	203,759	27,560
Quest Diagnostics	169,932	13,645
UnitedHealth Group	1,195,248	298,071
Universal Health Services, Class B	101,664	10,073
		797,039
Health Care Technology 0.1%
Cerner	396,261	24,961
		24,961
Life Sciences Tools & Services 1.1%
Agilent Technologies	390,421	27,962
Illumina (2)	185,477	50,657
IQVIA Holdings (2)	227,660	24,555
Mettler-Toledo International (2)	30,725	21,216
PerkinElmer	140,164	10,552

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Thermo Fisher Scientific	505,886	143,469
Waters (2)	81,289	14,799
		293,210
Pharmaceuticals 5.1%
Allergan	414,151	73,346
Bristol-Myers Squibb	2,957,398	164,845
Eli Lilly	1,065,936	147,867
Johnson & Johnson	3,320,341	435,396
Merck	3,211,985	247,130
Mylan (2)	651,148	9,709
Perrigo	172,268	8,284
Pfizer	6,981,787	227,886
Zoetis	601,156	70,750
		1,385,213
Total Health Care		4,158,619
INDUSTRIALS & BUSINESS SERVICES 8.2%

Aerospace & Defense 2.0%
Arconic	490,268	7,874
Boeing	674,510	100,596
General Dynamics	295,638	39,116
Huntington Ingalls Industries	51,766	9,432
L3Harris Technologies	278,893	50,234
Lockheed Martin	313,155	106,144
Northrop Grumman	197,812	59,848
Raytheon	351,326	46,076
Textron	288,901	7,705
TransDigm Group (1)	62,827	20,117
United Technologies	1,023,542	96,551
		543,693
Air Freight & Logistics 0.5%
CH Robinson Worldwide	170,630	11,296
Expeditors International of Washington	214,850	14,335
FedEx	302,828	36,721
United Parcel Service, Class B	884,065	82,589
		144,941

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Airlines 0.2%
Alaska Air Group	155,893	4,438
American Airlines Group (1)	493,440	6,015
Delta Air Lines	726,172	20,717
Southwest Airlines	597,550	21,279
United Airlines Holdings (2)	275,428	8,690
		61,139
Building Products 0.3%
A. O. Smith (1)	173,467	6,559
Allegion	117,223	10,787
Fortune Brands Home & Security	176,116	7,617
Johnson Controls International	973,215	26,238
Masco	358,417	12,390
Trane Technologies	302,273	24,965
		88,556
Commercial Services & Supplies 0.4%
Cintas	105,765	18,321
Copart (2)	258,070	17,683
Republic Services	265,736	19,946
Rollins	178,204	6,440
Waste Management	492,400	45,577
		107,967
Construction & Engineering 0.1%
Jacobs Engineering Group (1)	170,943	13,551
Quanta Services	180,095	5,714
		19,265
Electrical Equipment 0.5%
AMETEK	288,390	20,770
Eaton	521,541	40,518
Emerson Electric	768,502	36,619
Rockwell Automation	145,773	21,999
		119,906
Industrial Conglomerates 1.3%
3M	725,478	99,035

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

General Electric	11,018,149	87,484
Honeywell International	901,447	120,604
Roper Technologies	131,278	40,934
		348,057
Machinery 1.4%
Caterpillar	697,227	80,906
Cummins	193,280	26,155
Deere	397,291	54,890
Dover	183,266	15,383
Flowserve	165,622	3,957
Fortive	372,809	20,575
IDEX	95,956	13,252
Illinois Tool Works	369,117	52,459
Ingersoll Rand (2)	436,890	10,835
PACCAR	436,351	26,674
Parker-Hannifin	162,070	21,025
Pentair	212,747	6,331
Snap-on	69,416	7,554
Stanley Black & Decker	191,777	19,178
Wabtec	229,733	11,057
Xylem	227,186	14,797
		385,028
Professional Services 0.3%
Equifax	152,757	18,247
IHS Markit	505,882	30,353
Nielsen Holdings	450,331	5,647
Robert Half International	148,791	5,617
Verisk Analytics	206,737	28,815
		88,679
Road & Rail 1.0%
CSX	981,265	56,226
JB Hunt Transport Services	107,566	9,921
Kansas City Southern	125,049	15,904
Norfolk Southern	328,956	48,028
Old Dominion Freight Line	120,846	15,862

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Union Pacific	875,795	123,522
		269,463
Trading Companies & Distributors 0.2%
Fastenal	723,555	22,611
United Rentals (2)	95,122	9,788
W. W. Grainger	55,045	13,679
		46,078
Total Industrials & Business Services		2,222,772
INFORMATION TECHNOLOGY 25.4%

Communications Equipment 1.0%
Arista Networks (1)(2)	68,433	13,861
Cisco Systems	5,351,992	210,387
F5 Networks (2)	76,943	8,204
Juniper Networks	423,622	8,108
Motorola Solutions	216,156	28,732
		269,292
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A	374,051	27,261
CDW	181,266	16,907
Corning	970,301	19,930
FLIR Systems	169,790	5,415
IPG Photonics (2)	45,003	4,963
Keysight Technologies (2)	236,646	19,802
TE Connectivity	421,970	26,576
Zebra Technologies, Class A (2)	68,026	12,489
		133,343
IT Services 5.5%
Accenture, Class A	801,188	130,802
Akamai Technologies (2)	203,874	18,652
Alliance Data Systems (1)	51,104	1,720
Automatic Data Processing	545,887	74,612
Broadridge Financial Solutions	144,636	13,716
Cognizant Technology Solutions, Class A	690,803	32,102
DXC Technology	319,162	4,165

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fidelity National Information Services	775,373	94,316
Fiserv (2)	720,820	68,471
FleetCor Technologies (2)	109,482	20,423
Gartner (2)	112,853	11,237
Global Payments	379,215	54,694
International Business Machines	1,117,310	123,943
Jack Henry & Associates	97,063	15,068
Leidos Holdings	167,880	15,386
Mastercard, Class A	1,119,950	270,535
Paychex	401,905	25,288
PayPal Holdings (2)	1,481,348	141,824
VeriSign (2)	130,347	23,474
Visa, Class A	2,159,636	347,961
Western Union	528,929	9,589
		1,497,978
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices (2)	1,475,633	67,112
Analog Devices	464,646	41,656
Applied Materials	1,165,645	53,410
Broadcom	500,436	118,653
Intel	5,487,912	297,006
KLA	199,071	28,615
Lam Research	183,030	43,927
Maxim Integrated Products	341,397	16,595
Microchip Technology (1)	301,492	20,441
Micron Technology (2)	1,397,184	58,766
NVIDIA	772,092	203,523
Qorvo (2)	146,564	11,817
QUALCOMM	1,440,539	97,452
Skyworks Solutions	214,943	19,212
Texas Instruments	1,179,302	117,848
Xilinx	317,248	24,726
		1,220,759
Software 8.6%
Adobe (2)	610,709	194,352
ANSYS (2)	107,968	25,099

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Autodesk (2)	277,591	43,332
Cadence Design Systems (2)	353,993	23,377
Citrix Systems	145,104	20,539
Fortinet (2)	179,093	18,119
Intuit	328,400	75,532
Microsoft	9,624,418	1,517,867
NortonLifeLock	723,379	13,534
Oracle	2,733,184	132,095
Paycom Software (2)	61,887	12,502
salesforce. com (2)	1,119,029	161,118
ServiceNow (2)	237,936	68,188
Synopsys (2)	189,656	24,426
		2,330,080
Technology Hardware, Storage & Peripherals 5.3%
Apple	5,269,240	1,339,915
Hewlett Packard Enterprise	1,632,496	15,851
HP	1,869,566	32,456
NetApp	287,927	12,004
Seagate Technology	291,661	14,233
Western Digital	375,203	15,616
Xerox Holdings	235,312	4,457
		1,434,532
Total Information Technology		6,885,984
MATERIALS 2.3%

Chemicals 1.6%
Air Products & Chemicals	278,175	55,527
Albemarle (1)	134,200	7,565
Celanese	152,493	11,191
CF Industries Holdings	275,192	7,485
Dow	935,463	27,353
DuPont de Nemours	934,594	31,870
Eastman Chemical	172,101	8,017
Ecolab	316,372	49,300
FMC	163,521	13,358
International Flavors & Fragrances (1)	134,707	13,751

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Linde	677,695	117,241
LyondellBasell Industries, Class A	323,883	16,074
Mosaic	442,525	4,788
PPG Industries	298,319	24,940
Sherwin-Williams	103,646	47,627
		436,087
Construction Materials 0.1%
Martin Marietta Materials	78,851	14,921
Vulcan Materials	166,978	18,045
		32,966
Containers & Packaging 0.3%
Amcor	2,043,953	16,597
Avery Dennison	105,685	10,766
Ball	412,704	26,686
International Paper	494,689	15,400
Packaging Corp. of America	119,419	10,369
Sealed Air	195,563	4,832
Westrock	326,405	9,224
		93,874
Metals & Mining 0.3%
Freeport-McMoRan (1)	1,830,457	12,356
Newmont	1,034,300	46,833
Nucor	382,533	13,779
		72,968
Total Materials		635,895
REAL ESTATE 3.0%

Equity Real Estate Investment Trusts 2.9%
Alexandria Real Estate Equities, REIT	154,671	21,199
American Tower, REIT	558,808	121,680
Apartment Investment & Management, Class A, REIT	188,436	6,624
AvalonBay Communities, REIT	176,196	25,931
Boston Properties, REIT	181,415	16,732
Crown Castle International, REIT	524,528	75,742
Digital Realty Trust, REIT (1)	331,621	46,066

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Duke Realty, REIT	463,724	15,015
Equinix, REIT	107,627	67,221
Equity Residential, REIT	440,386	27,176
Essex Property Trust, REIT	83,368	18,361
Extra Space Storage, REIT	163,390	15,646
Federal Realty Investment Trust, REIT	88,894	6,632
Healthpeak Properties, REIT	624,429	14,893
Host Hotels & Resorts, REIT	904,784	9,989
Iron Mountain, REIT (1)	363,423	8,649
Kimco Realty, REIT	534,399	5,168
Mid-America Apartment Communities, REIT	143,904	14,826
Prologis, REIT	931,361	74,854
Public Storage, REIT	189,522	37,641
Realty Income, REIT	432,440	21,561
Regency Centers, REIT	212,078	8,150
SBA Communications, REIT	142,056	38,351
Simon Property Group, REIT	387,132	21,238
SL Green Realty, REIT	103,170	4,447
UDR, REIT	369,712	13,509
Ventas, REIT	470,240	12,602
Vornado Realty Trust, REIT	200,486	7,260
Welltower, REIT	511,900	23,435
Weyerhaeuser, REIT	940,063	15,934
		796,532
Real Estate Management & Development 0.1%
CBRE Group, Class A (2)	422,319	15,925
		15,925
Total Real Estate		812,457
UTILITIES 3.5%

Electric Utilities 2.2%
Alliant Energy	303,225	14,643
American Electric Power	623,164	49,841
Duke Energy	919,740	74,389
Edison International	452,407	24,787
Entergy	251,185	23,604

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Evergy	287,520	15,828
Eversource Energy	408,453	31,945
Exelon	1,226,402	45,144
FirstEnergy	681,652	27,314
NextEra Energy	616,634	148,374
NRG Energy	318,430	8,680
Pinnacle West Capital	141,816	10,748
PPL	968,666	23,907
Southern	1,323,692	71,665
Xcel Energy	661,562	39,892
		610,761
Gas Utilities 0.1%
Atmos Energy	150,563	14,940
		14,940
Independent Power & Renewable Electricity Producers 0.0%
AES	837,560	11,391
		11,391
Multi-Utilities 1.1%
Ameren	310,389	22,606
CenterPoint Energy	635,661	9,821
CMS Energy	358,092	21,038
Consolidated Edison	419,390	32,712
Dominion Energy	1,038,405	74,963
DTE Energy	242,358	23,017
NiSource	471,259	11,767
Public Service Enterprise	638,018	28,653
Sempra Energy	355,637	40,184
WEC Energy Group	397,951	35,071
		299,832
Water Utilities 0.1%
American Water Works	228,065	27,267
		27,267
Total Utilities		964,191
Total Common Stocks (Cost $15,868,574)		27,030,060

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.95% (3)(4)	82,567,941	82,568
		82,568

U. S. Treasury Obligations 0.0%
U. S. Treasury Bills, 0.02%, 8/20/20 (5)	500,000	499
U. S. Treasury Bills, 0.05%, 12/31/20 (5)	1,041,000	1,040
U. S. Treasury Bills, 0.12%, 3/25/21 (5)	1,095,000	1,093
U. S. Treasury Bills, 1.53%, 4/9/20 (5)	8,060,000	8,060
		10,692

Total Short-Term Investments (Cost $93,260)		93,260

SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 1.28% (3)(4)	9,797,784	97,978
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		97,978
Total Securities Lending Collateral (Cost $97,978)		97,978

Total Investments in Securities 100.2%
(Cost $16,059,812)		$27,221,298
Other Assets Less Liabilities (0.2)%		(64,114)
Net Assets 100.0%		$27,157,184

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at March 31, 2020.
(2)	Non-income producing
(3)	Affiliated Companies
(4)	Seven-day yield
(5)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 939 S&P 500 E-Mini Index contracts	6/20	120,647	$6,614
Net payments (receipts) of variation margin to date			(8,437)

Variation margin receivable (payable) on open futures contracts			$(1,823)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
T. Rowe Price Group		$542	$(7,255)	$252
T. Rowe Price Government
Reserve Fund		—	—	262
T. Rowe Price Short-Term Fund		—	—	—++
Totals		$542#	$(7,255)	$514+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Group	$33,454	$3,398	$809	$28,788
T. Rowe Price Government
Reserve Fund	178,902	¤	¤	82,568
T. Rowe Price Short-Term
Fund	224,577	¤	¤	97,978
				$209,334^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $514 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $197,388.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE EQUITY INDEX 500 FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EQUITY INDEX 500 FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$27,030,060	$ —	$ —	$ 27,030,060
Short-Term Investments	82,568	10,692	—	93,260
Securities Lending Collateral	97,978	—	—	97,978
Total Securities	$27,210,606	$ 10,692	$ —	$ 27,221,298
Liabilities
Futures Contracts	$1,823	$ —	$ —	$ 1,823